Provisions - Summary of Economic Assumptions - Pension Plan (Detail) - Pension plan [member]	Dec. 31, 2019	Dec. 31, 2018
Summary of economic assumptions [line items]
Discount rate	6.50%	6.75%
Expected rate of salary increases	3.00%	3.20%
Inflation rate	3.00%	3.20%